SHARE-BASED COMPENSATION - Expenses of Share-Based Compensation (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total expense	$ (40)	$ 193
Expense arising from equity classified share-based payment transactions
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total expense	5	37
Expense (recovery) arising from liability classified share-based payment transactions
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total expense	$ (45)	$ 156